FINANCIAL AND OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 463	$ 528
Exchange rate differences and other	316	31
Financial and other income, net	$ 779	$ 559